Annual Total Returns[BarChart] - Transamerica Janus Mid-Cap Growth VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.77%)	9.08%	39.14%	0.02%	(5.03%)	(2.04%)	29.01%	(1.22%)	36.71%	19.20%